Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Commitments and Contingencies Disclosure [Line Items]
Unrecognized tax benefits	$ 1,647	9,970	21,944